Employee Benefit Plans - Schedule of Assumed Health Care Cost and Trend Rates for Medical Plans (Details) - Other Postretirement Benefit Plan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Medical cost trend rate (as a percent)	6.75%	7.00%
Ultimate medical cost trend rate (as a percent)	4.50%	4.50%
Year ultimate medical cost trend rate will be reached	2030	2027